UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05120

        Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Municipal Value Fund, Inc. (NUV)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alabama - 1.4%

$1,800	Alabama Housing Finance Authority, Collateralized Home Mortgage Program Single Family Mortgage	4/08 at 102.00	Aaa	$ 1,808,640
	Revenue Bonds, Series 1998A-2, 5.450%, 10/01/28 (Alternative Minimum Tax)

5,000	Courtland, Alabama, Industrial Development Board, Solid Waste Disposal Revenue Bonds, Champion	11/09 at 101.00	Baa2	5,297,000
	International Paper Corporation, Series 1999A, 6.700%, 11/01/29 (Alternative Minimum Tax)

1,750	Huntsville Health Care Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	1,792,490

4,000	Jasper, Alabama, Medical Clinic Board, Hospital Revenue Bonds, Walker Regional Medical Center	1/05 at 100.00	Baa1	4,030,800
	Inc. Project, Series 1993, 6.375%, 7/01/18

12,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	13,333,440
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

	Alaska - 0.3%

3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 - FGIC Insured	9/13 at 100.00	AAA	3,073,620

3,030	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	2,806,628
	2000, 6.200%, 6/01/22

	Arizona - 1.1%

4,900	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	11/09 at 100.00	Ba2	4,678,275
	Series 1999A, 6.250%, 11/15/29

1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital,	2/12 at 101.00	Ba2	1,348,340
	Series 2002A, 6.250%, 2/15/21

13,100	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	BBB+	14,307,951
	1999A, 6.625%, 7/01/20

	Arkansas - 0.8%

10,460	Cabot School District No. 4 of Lonoke County, Arkansas, General Obligation Refunding Bonds, Series	8/08 at 100.00	Aaa	10,468,577
	2003, 5.000%, 2/01/32 - AMBAC Insured

770	Conway, Arkansas, Sales and Use Tax Capital Improvement Bonds, Series 1997A, 5.350%, 12/01/17 -	12/06 at 101.00	AAA	822,899
	FSA Insured

2,750	Jefferson County, Arkansas, Pollution Control Revenue Refunding Bonds, Entergy Arkansas Inc.	12/04 at 100.00	BBB-	2,759,872
	Project, Series 1997, 5.600%, 10/01/17

2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aaa	2,000,800
	12/01/32 - FGIC Insured

	California - 11.4%

7,310	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series	10/09 at 39.19	Aaa	2,429,186
	2000, 0.000%, 10/01/24 (Pre-refunded to 10/01/09) - MBIA Insured

3,975	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone Institutes,	10/11 at 101.00	A-	3,871,372
	Series 2001, 5.250%, 10/01/34

	California, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A3	14,736,510
11,250	5.000%, 2/01/33	8/13 at 100.00	A3	10,925,550

7,500	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/33	2/14 at 100.00	A3	7,283,700

	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19	5/12 at 101.00	A2	10,399,600
10,000	5.250%, 5/01/20	5/12 at 101.00	A2	10,459,600

17,155	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/04 at 101.00	Aa2	17,365,149
	California Projects, Series 1993A, 5.500%, 6/01/21

15,500	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB-	15,456,445
	Group, Series 1999, 5.375%, 4/01/17

3,000	Capistrano Unified School District, Ladera, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	3,011,070
	District 98-2, Series 1999, 5.750%, 9/01/29

5,895	Central California Joint Powers Health Financing Authority, Certificates of Participation,	8/04 at 100.00	Baa2	5,526,209
	Community Hospitals of Central California, Series 1993, 5.000%, 2/01/23

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A:
30,000	0.000%, 1/01/22	No Opt. Call	AAA	12,509,400
2,500	6.000%, 1/01/34 (Pre-refunded to 1/01/07)	1/07 at 100.00	AAA	2,732,825

3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,158,680
	Series 2003A-1, 6.750%, 6/01/39

38,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	37,324,816
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 - AMBAC Insured

9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series	7/11 at 100.00	AA	8,998,110
	2001A, 5.125%, 7/01/41

4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B-	3,409,800
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C, 7.500%,
	12/01/24 (Alternative Minimum Tax)

30,470	Los Angeles County, California, Public Works Financing Authority Lease Revenue Bonds,	12/04 at 101.00	AAA	31,155,880
	Multiple Capital Facilities Project IV, Series 1993, 4.750%, 12/01/13 - MBIA Insured

8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	8,119,840
	Center, Series 2004, 5.625%, 7/01/34

7,300	San Diego County, California, Certificates of Participation, Burnham Institute, Series 1999,	9/09 at 101.00	Baa3	7,464,834
	6.250%, 9/01/29

2,744	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	9/04 at 100.00	Baa3	2,743,890
	Electric Company Project, Series 1966A, 4.000%, 3/01/16

	Colorado - 3.7%

1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak to Peak	8/11 at 100.00	AAA	2,252,664
	Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded to 8/15/11)

2,000	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A,	3/12 at 100.00	AA	2,046,560
	5.500%, 3/01/32

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center Project, Series	1/12 at 100.00	BBB	510,150
	2001, 5.750%, 1/15/22

2,580	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity Health Care Systems Inc.,	11/04 at 102.00	AA	2,623,034
	Series 1994, 5.250%, 5/15/14

18,915	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%,	11/13 at 100.00	AAA	18,755,357
	11/15/33 - XLCA Insured

20,000	Denver Convention Center Hotel Authority, Colorado, Convention Center Hotel Senior Revenue Bonds,	12/13 at 100.00	AAA	19,983,400
	Series 2003A, 5.000%, 12/01/33 - XLCA Insured

	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A:
39,700	0.000%, 9/01/28 - MBIA Insured	9/10 at 31.42	AAA	9,414,855
5,000	5.750%, 9/01/35 - MBIA Insured	9/10 at 102.00	AAA	5,386,400

15,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/32 -	No Opt. Call	AAA	3,069,000
	MBIA Insured

950	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%,	6/11 at 102.00	AAA	1,035,225
	6/15/19 - AMBAC Insured

7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C, 0.000%,	6/16 at 100.00	AAA	5,269,530
	6/15/21 - AMBAC Insured

	District of Columbia - 1.8%

4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AAA	4,554,330
	5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured

	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue
	Bonds, Series 1998:
2,500	5.250%, 10/01/15 - AMBAC Insured	10/08 at 101.00	AAA	2,694,425
29,090	4.750%, 10/01/28 - AMBAC Insured	10/08 at 100.00	AAA	27,737,024

	Florida - 1.8%

4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit Group,	11/12 at 101.00	AA	4,226,840
	Series 2002C, 5.750%, 11/15/32

10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%, 10/01/30 -	10/11 at 100.00	AAA	10,724,422
	AMBAC Insured

4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 (Alternative Minimum	10/10 at 101.00	AAA	5,248,538
	Tax) - FSA Insured

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	10/09 at 101.00	A	5,193,050
	Healthcare System, Series 1999E, 6.000%, 10/01/26

8,250	School Board of Orange County, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AAA	8,310,555
	8/01/27 - MBIA Insured

1,025	West Palm Beach, Florida, Utility System Revenue Bonds, Series 2000, 5.625%, 10/01/27 - FGIC	10/07 at 101.00	Aaa	1,089,555
	Insured

	Georgia - 2.0%

2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 - MBIA	5/12 at 100.00	AAA	2,503,800
	Insured

10,040	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 - FGIC	5/09 at 101.00	AAA	10,014,699
	Insured

	Coffee County Hospital Authority, Georgia, Revenue Anticipation Certificates, Coffee Regional
	Medical Center Inc. Project, Series 1997A:
1,300	6.250%, 12/01/06	No Opt. Call	N/R	1,357,213
21,100	6.750%, 12/01/26	12/06 at 102.00	N/R	21,449,838

2,250	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare System	7/09 at 102.00	N/R	2,204,730
	Inc. Project, Series 1999, 6.500%, 7/01/27

	Hawaii - 0.4%

7,500	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/23 - MBIA Insured	9/13 at 100.00	AAA	7,884,000

	Illinois - 11.7%

2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	1/10 at 100.00	A+	2,238,684

10,000	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 2002A, 5.625%, 1/01/39 -	7/12 at 100.00	AAA	10,507,500
	AMBAC Insured

2,425	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	12/07 at 102.00	AAA	2,544,140
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/22 - AMBAC Insured

15,000	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	5,013,750
	General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/24 - FGIC Insured

5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	AA***	5,273,250
	7/01/18

1,125	Metropolitan Water Reclamation District of Greater Chicago, Illinois, General Obligation Capital	No Opt. Call	Aaa	1,331,843
	Improvement Bonds, Series of June 1991, 7.000%, 1/01/11

2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	2,563,258
	Airport, Series 2001C, 5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured

3,020	Cook County High School District No. 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	2,596,264
	Series 2004, 0.000%, 12/01/19 - FSA Insured

2,000	DuPage County Community Unit School District No. 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	2,130,280
	Series 2003B, 5.250%, 11/01/20 - FSA Insured

3,995	Illinois Development Finance Authority, Industrial Development Revenue Bonds, Plano Molding	No Opt. Call	N/R	3,994,601
	Company Project, Series 1992, 7.750%, 6/01/12 (Alternative Minimum Tax)

3,000	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Commonwealth	No Opt. Call	A-	3,190,230
	Edison Company Project, Series 1994D, 5.850%, 1/15/14

5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas Light and Coke	11/13 at 101.00	AAA	4,938,950
	Company, Series 2003E, 4.875%, 11/01/38 (Alternative Minimum Tax) (Mandatory put 11/01/18) - AMBAC
	Insured

28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Elgin School	No Opt. Call	Aaa	13,674,716
	District U46, Kane, Cook and DuPage Counties, Series 2002, 0.000%, 1/01/19 - FSA Insured

	Illinois Development Finance Authority, Revenue Bonds, Presbyterian Home of Lake Forest, Series
	1996B:
6,495	6.400%, 9/01/31 (Pre-refunded to 9/01/06)	9/06 at 102.00	AAA	7,205,943
990	6.400%, 9/01/31 - FSA Insured	9/06 at 102.00	AAA	1,081,763

1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Rockford School	No Opt. Call	Aaa	879,462
	District 205 Project, Series 2000, 0.000%, 2/01/19 - FSA Insured

3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation Project,	12/21 at 100.00	BBB	3,205,313
	Series 2002A, 6.250%, 12/01/32

8,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series 2001,	9/11 at 100.00	AAA	8,037,840
	5.125%, 9/01/35 - AMBAC Insured

5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	5,047,100
	8/15/43

7,000	Illinois Health Facilities Authority, Revenue Bonds, Swedish American Hospital Project, Series	11/04 at 101.00	AAA	7,153,440
	1993, 5.375%, 11/15/23 - AMBAC Insured

18,015	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center	11/04 at 101.00	AAA	18,408,087
	Obligated Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

4,350	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992, 7.000%,	No Opt. Call	A***	5,323,617
	2/15/18

8,100	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997, 5.250%,	8/07 at 101.00	AAA	8,344,296
	8/01/22 - AMBAC Insured

15,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.500%,	5/10 at 101.00	Baa2	15,954,450
	5/15/30

15,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series 2001B,	2/11 at 101.00	AAA	15,137,100
	5.250%, 2/15/34 - FSA Insured

5,000	Illinois Sports Facilities Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/30 -	6/15 at 101.00	AAA	3,739,400
	AMBAC Insured

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 1992A:
18,955	0.000%, 6/15/17 - FGIC Insured	No Opt. Call	AAA	10,240,439
12,300	0.000%, 6/15/18 - FGIC Insured	No Opt. Call	AAA	6,266,481

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 1994B:
7,250	0.000%, 6/15/18 - MBIA Insured	No Opt. Call	AAA	3,693,658
3,385	0.000%, 6/15/21 - MBIA Insured	No Opt. Call	AAA	1,430,467
5,190	0.000%, 6/15/28 - MBIA Insured	No Opt. Call	AAA	1,375,506
9,900	0.000%, 6/15/29 - FGIC Insured	No Opt. Call	AAA	2,475,891

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 1996A:
16,550	0.000%, 12/15/21 - MBIA Insured	No Opt. Call	AAA	6,810,656
1,650	5.250%, 6/15/27 - AMBAC Insured	6/06 at 102.00	AAA	1,673,496

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2002A:
10,000	0.000%, 6/15/24 - MBIA Insured	6/22 at 101.00	AAA	5,313,500
21,000	0.000%, 6/15/34 - MBIA Insured	No Opt. Call	AAA	3,894,870
21,000	0.000%, 12/15/35 - MBIA Insured	No Opt. Call	AAA	3,572,310
20,000	0.000%, 6/15/36 - MBIA Insured	No Opt. Call	AAA	3,303,400
18,855	0.000%, 6/15/39 - MBIA Insured	No Opt. Call	AAA	2,619,902
2,150	5.250%, 6/15/42 - MBIA Insured	6/12 at 101.00	AAA	2,178,015

	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding
	Bonds, Series 2002B:
3,000	0.000%, 6/15/20 - MBIA Insured	6/17 at 101.00	AAA	2,124,210
2,950	0.000%, 6/15/21 - MBIA Insured	6/17 at 101.00	AAA	2,073,201

935	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding Bonds,	No Opt. Call	N/R	981,713
	Dock 2 Enhancement Project, Series 1998B, 5.875%, 7/01/08 (Alternative Minimum Tax)

1,150	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding Bonds,	No Opt. Call	N/R	1,140,869
	Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)

2,295	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School Bonds,	No Opt. Call	Aaa	1,189,154
	Series 1999, 0.000%, 1/01/18 - FGIC Insured

	Indiana - 4.6%

10,000	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	10,869,500

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	AAA	2,048,200
	Series 2004A, 5.375%, 3/01/34 - AMBAC Insured

10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Sisters of St. Francis Health	11/07 at 102.00	AAA	10,168,200
	Services Inc. Project, Series 1997A, 5.375%, 11/01/27 - MBIA Insured

17,105	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Clarian Health Partners Inc.,	2/07 at 102.00	AA-	18,040,986
	Series 1996A, 6.000%, 2/15/21

20,000	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.000%, 6/01/28 -	6/13 at 100.00	AAA	20,034,000
	FSA Insured

	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 - AMBAC Insured	No Opt. Call	AAA	5,332,000
14,425	0.000%, 2/01/27 - AMBAC Insured	No Opt. Call	AAA	4,117,184

5,000	Mooresville School Building Corporation, Morgan County, Indiana, First Mortgage Bonds, Series 1998,	1/09 at 102.00	AAA	5,288,150
	5.000%, 7/15/15 - FSA Insured

13,100	Noblesville, Indiana, Revenue Bonds, Catholic High School Corporation, Series 2003, 5.750%,	7/13 at 101.00	N/R	12,883,719
	7/01/22

	Iowa - 0.4%

3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg College	10/12 at 100.00	A	3,556,070
	Project, Series 2002, 5.500%, 10/01/33 - ACA Insured

1,105	Iowa Housing Finance Authority, Single Family Housing Bonds, Series 1984A, 0.000%, 9/01/16 - AMBAC	No Opt. Call	AAA	286,051
	Insured

5,820	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B,	6/11 at 101.00	BBB	4,449,623
	5.600%, 6/01/35

	Kansas - 0.9%

10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AA+	10,342,100

6,650	Newton, Kansas, Hospital Revenue Bonds, Newton Healthcare Corporation, Series 1994A, 7.750%,	11/04 at 102.00	N/R***	6,900,705
	11/15/24 (Pre-refunded to 11/15/04)

	Kentucky - 0.1%

1,755	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue Refunding	1/05 at 100.00	AAA	1,756,457
	Bonds, Series 1997A, 6.100%, 1/01/24 - MBIA Insured

	Louisiana - 1.9%

1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation Project,	3/08 at 102.00	Ba3	978,640
	Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)

14,770	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist Hospital,	11/04 at 100.00	AAA	17,584,128
	Series 1986, 8.000%, 5/15/12

20,880	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	17,060,213
	2001B, 5.875%, 5/15/39

	Maryland - 1.0%

10,900	Maryland Community Development Administration, Residential Revenue Bonds, Series 1997B, 5.875%,	3/07 at 101.50	Aa2	11,257,302
	9/01/25 (Alternative Minimum Tax)

3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	3,578,785
	7.400%, 9/01/19 (Alternative Minimum Tax)

4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	4,479,572
	2004, 5.500%, 8/15/33

	Massachusetts - 2.8%

10,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	10,009,300
	5.000%, 7/01/32

	Massachusetts Municipal Wholesale Electric Company, Power Supply System Revenue Bonds,
	Series 1987A:
105	8.750%, 7/01/18 (Pre-refunded to 1/01/05)	1/05 at 100.00	Aaa	108,205
110	8.750%, 7/01/18 (Pre-refunded to 7/01/05)	7/05 at 100.00	Aaa	117,158

1,250	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2002E, 5.250%, 1/01/22 - FGIC	1/13 at 100.00	AAA	1,370,550
	Insured

1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill Project,	12/08 at 102.00	BBB	1,649,944
	Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)

4,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	AA	4,011,320
	Inc., Series 2001C, 5.250%, 11/15/31 - RAAI Insured

16,400	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A,	1/07 at 102.00	AAA	16,282,084
	5.000%, 1/01/37 - MBIA Insured

8,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/07 at 102.00	AAA	8,034,800
	1997B, 5.125%, 1/01/37 - MBIA Insured

5,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series	1/09 at 101.00	AAA	4,947,100
	1999A, 5.000%, 1/01/39 - AMBAC Insured

6,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 6, 5.500%,	8/10 at 101.00	AAA	6,262,140
	8/01/30

	Michigan - 5.7%

6,000	Dearborn Economic Development Corporation, Michigan, Hospital Revenue Refunding Bonds, Oakwood	8/04 at 102.00	AAA	6,130,920
	Obligated Group, Series 1994A, 5.250%, 8/15/21 - MBIA Insured

10,600	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A, 5.500%,	5/09 at 101.00	BB-	8,993,676
	5/01/21

1,400	Detroit, Michigan, Sewerage Disposal System Revenue Refunding Bonds, Series 1995B, 5.250%, 7/01/15 -	7/05 at 101.00	AAA	1,449,280
	MBIA Insured

	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of Arts and
	Sciences Charter School, Series 2001A:
2,000	7.500%, 10/01/12	10/09 at 102.00	Ba1	2,071,840
3,000	7.900%, 10/01/21	10/09 at 102.00	Ba1	3,091,050
3,500	8.000%, 10/01/31	10/09 at 102.00	Ba1	3,604,685

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
1,000	6.250%, 8/15/13	8/04 at 101.00	Ba3	877,140
12,925	6.500%, 8/15/18	8/04 at 101.00	Ba3	11,208,560

37,490	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	26,252,747
	Group, Series 1998A, 5.250%, 8/15/28

11,180	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 1995B, 6.150%,	6/05 at 102.00	AAA	11,532,170
	10/01/15 - MBIA Insured

25,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/05 at 102.00	AAA	26,603,750
	Bonds, Detroit Edison Company, Series 1995AA, 6.400%, 9/01/25 - MBIA Insured

7,200	Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Refunding Bonds, Detroit	12/12 at 100.00	AAA	7,282,224
	Edison Company, Series 2002D, 5.250%, 12/15/32 - XLCA Insured

	Minnesota - 0.2%

2,935	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 - MBIA	2/05 at 102.00	AAA	3,010,165
	Insured

	Missouri - 2.7%

2,000	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	2,001,320
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	40,350,000
	2003, 5.250%, 5/15/32

4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series	6/13 at 101.00	BBB	3,966,000
	2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds, Ozark
	Medical Center, Series 1997:
1,750	5.500%, 11/15/12	11/07 at 101.00	BB+	1,747,078
1,000	5.600%, 11/15/17	11/07 at 101.00	BB+	966,370

3,075	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds, Ozark	11/09 at 101.00	BB+	3,156,334
	Medical Center, Series 1999, 6.750%, 11/15/24

	Montana - 0.2%

3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound Energy,	3/13 at 101.00	AAA	3,771,113
	Series 2003A, 5.000%, 3/01/31 - AMBAC Insured

	Nevada - 1.7%

2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital Project, Series 2003A, 5.125%,	9/13 at 100.00	AA	2,463,425
	9/01/29 - RAAI Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier Series 2000:
15,095	0.000%, 1/01/24 - AMBAC Insured	No Opt. Call	AAA	5,233,286
11,000	0.000%, 1/01/25 - AMBAC Insured	No Opt. Call	AAA	3,548,600
2,000	5.625%, 1/01/32 - AMBAC Insured	1/10 at 102.00	AAA	2,119,820
19,510	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	19,945,658

	New Jersey - 3.9%

23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	9/09 at 101.00	B	17,714,025
	Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)

9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines	11/10 at 101.00	B	7,070,130
	Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)

	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated
	Group, Series 2000:
250	7.375%, 7/01/15	7/10 at 101.00	BBB-	284,070
11,200	7.500%, 7/01/30	7/10 at 101.00	BBB-	12,438,160

7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	8,001,000
	6/15/24

	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
1,490	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	1,786,421
415	6.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	496,813

26,680	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	21,437,647
	2002, 6.125%, 6/01/42

6,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/13 at 100.00	BBB	5,112,250
	2003, 6.250%, 6/01/43

	New Mexico - 0.1%

1,500	University of New Mexico, System Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,749,915

	New York - 15.0%

5,360	East Rochester Housing Authority, New York, FHA-Insured Mortgage Revenue Bonds, St. John's Meadows	8/07 at 102.00	AAA	5,670,987
	Project, Series 1997A, 5.600%, 8/01/17 - MBIA Insured

11,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	11,251,460
	5.250%, 12/01/26 - MBIA Insured

15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	A-	15,930,900
	5.375%, 9/01/25

13,395	New York City, New York, General Obligation Bonds, Fiscal Series 1998D, 5.500%, 8/01/10	8/07 at 101.00	A	14,223,749

	New York City, New York, General Obligation Bonds, Fiscal Series 1997G:
5,685	6.000%, 10/15/26 (Pre-refunded to 10/15/07)	10/07 at 101.00	Aaa	6,368,962
33,925	6.000%, 10/15/26	10/07 at 101.00	A	36,197,636

	New York City, New York, General Obligation Bonds, Fiscal Series 1997E:
610	6.000%, 8/01/16 (Pre-refunded to 8/01/06)	8/06 at 101.50	A***	667,871
9,390	6.000%, 8/01/16	8/06 at 101.50	A	10,065,517

	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
15,000	5.500%, 6/01/21	6/13 at 100.00	A	16,099,650
10,000	5.500%, 6/01/22	6/13 at 100.00	A	10,695,500

	New York City, New York, General Obligation Bonds, Fiscal Series 1996G:
2,830	5.750%, 2/01/14 (Pre-refunded to 2/01/06)	2/06 at 101.50	A***	3,036,109
2,170	5.750%, 2/01/14	2/06 at 101.50	A	2,304,779

	New York City Municipal Water Finance Authority, New York, Water and Sewerage
	System Revenue Bonds, Fiscal Series 1996B:
5,280	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	5,707,838
9,720	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	10,434,517

10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	CCC	7,658,500
	Airport - American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)

5,200	Dormitory Authority of the State of New York, New York City, Court Facilities Lease Revenue Bonds,	5/10 at 101.00	A	5,489,536
	Series 1999, 6.000%, 5/15/39

8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,573,440
	Health, Series 2004, 5.050%, 2/15/25

	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services
	Facilities, Series 1999D:
6,490	5.250%, 2/15/29 (Pre-refunded to 8/15/09)	8/09 at 101.00	AA-***	7,222,981
510	5.250%, 2/15/29	8/09 at 101.00	AA-	516,722

7,665	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage	8/04 at 101.00	AAA	7,894,950
	Revenue Bonds, St. Luke's-Roosevelt Hospital Center, Series 1993A, 5.600%, 8/15/13

8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	11/10 at 100.00	Aa2	8,621,125

	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated
	Group, Series 2002C:
4,350	5.750%, 7/01/13 (Optional put 7/01/05)	2/05 at 100.00	BBB-	4,368,662
7,500	6.000%, 7/01/26	2/05 at 100.00	BBB-	7,532,175

2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AA	1,980,340
	Facilities and Equipment, Series 2002C-1, 5.000%, 3/15/33

2,500	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	2,802,425
	LLC, Sixth Series 1997, 6.250%, 12/01/10 (Alternative Minimum Tax) - MBIA Insured

	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA-	10,639,700
26,190	5.500%, 6/01/18	6/12 at 100.00	AA-	28,071,490
33,810	5.500%, 6/01/19	6/13 at 100.00	AA-	36,212,201

	North Carolina - 0.9%

1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	1,489,695
	2003G, 5.000%, 6/01/33

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	BBB	2,436,450
	2003D, 5.125%, 1/01/26

1,105	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1996A,	1/07 at 102.00	AAA	1,206,682
	5.700%, 1/01/13 - MBIA Insured

10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%,	1/10 at 101.00	BBB+	10,967,300
	1/01/20

1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,558,065
	Facilities, Series 2004A, 5.000%, 2/01/20

	Ohio - 0.2%

3,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	3,009,360
	5.000%, 12/01/31 - FGIC Insured

	Oklahoma - 1.0%

4,450	Central Oklahoma Transportation and Parking Authority, Oklahoma City, Oklahoma, Parking System	7/06 at 100.00	AAA	4,658,660
	Revenue and Refunding Bonds, Series 1996, 5.250%, 7/01/16 - FSA Insured

15,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	14,775,000
	5.125%, 2/15/31

	Oregon - 0.1%

2,500	Hospital Facility Authority of Clackamas County, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA	2,580,100
	System, Series 2001, 5.250%, 5/01/21

	Pennsylvania - 2.1%

5,955	Pennsylvania Convention Center Authority, Revenue Refunding Bonds, Series 1994A, 6.750%, 9/01/19	9/04 at 102.00	BBB	6,094,466

3,830	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1993-36, 5.450%,	10/04 at 101.00	AA+	3,913,303
	10/01/14

4,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/08 at 100.00	AA	4,444,695
	Series 1998, 4.500%, 7/15/21

6,500	Pennsylvania Turnpike Commission, Pennsylvania Turnpike Revenue Bonds, Series 2004A, 5.500%,	12/14 at 100.00	AAA	6,929,650
	12/01/31 - AMBAC Insured

8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	AAA	8,066,480
	6/01/34 - FGIC Insured

10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	10,005,785
	District Project, Series 2003, 5.000%, 6/01/33 - FSA Insured

	Puerto Rico - 1.1%

5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 - MBIA Insured	7/10 at 100.00	AAA	5,578,750

10,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	10,571,800
	10/01/40

5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	5,663,477
	Financing Authority, Cogeneration Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

	Rhode Island - 1.0%

6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	6,315,375
	Lifespan Obligated Group Issue, Series 1996, 5.250%, 5/15/26 - MBIA Insured

16,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	13,265,920
	Series 2002A, 6.250%, 6/01/42

	South Carolina - 2.7%

7,000	Dorchester County School District No. 2, South Carolina, Installment Purchase Revenue Bonds, Series	12/14 at 100.00	A	6,883,870
	2004, 5.250%, 12/01/29

3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A, 5.000%,	6/14 at 100.00	AAA	2,967,240
	6/01/36 - FGIC Insured

13,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series 1986,	1/05 at 100.00	BBB	12,147,460
	5.000%, 1/01/25

20,750	South Carolina JOBS Economic Development Authority, Revenue Bonds, Bon Secours Health System Inc.,	11/12 at 100.00	A-	20,579,228
	Series 2002A, 5.625%, 11/15/30

8,000	South Carolina JOBS Economic Development Authority, Hospital Revenue Bonds, Palmetto Health	12/10 at 102.00	BBB***	9,830,560
	Alliance, Series 2000A, 7.375%, 12/15/21 (Pre-refunded to 12/15/10)

	Texas - 5.7%

13,000	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, American Airlines Inc. Project,	12/04 at 100.00	CCC	8,928,140
	Series 1990, 7.500%, 12/01/29 (Alternative Minimum Tax)

1,900	Alliance Airport Authority Inc., Texas, Special Facilities Revenue Bonds, Federal Express Corporation	4/06 at 102.00	BBB	1,987,476
	Project, Series 1996, 6.375%, 4/01/21 (Alternative Minimum Tax)

24,265	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1992A, 12.500%, 11/15/07 -	No Opt. Call	AAA	31,670,193
	MBIA Insured

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	5,877,778
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

420	Corpus Christi Housing Finance Corporation, Texas, Single Family Mortgage Senior Revenue Refunding	1/05 at 100.00	AAA	420,991
	Bonds, Series 1991A, 7.700%, 7/01/11 - MBIA Insured

2,700	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,735,667
	11/15/30 - MBIA Insured

10,045	Houston, Texas, Airport System Subordinate Lien Revenue Bonds, Series 2000A, 5.875%, 7/01/16	7/10 at 100.00	AAA	10,989,933
	(Alternative Minimum Tax) - FSA Insured

23,565	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention Project, Series 2001B,	No Opt. Call	AAA	5,767,769
	0.000%, 9/01/29 - AMBAC Insured

	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997:
5,685	0.000%, 2/15/10	No Opt. Call	AAA	4,613,605
3,470	0.000%, 2/15/11	No Opt. Call	AAA	2,672,525

22,060	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	8/09 at 31.45	AAA	5,610,299
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/27

6,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999C,	No Opt. Call	BBB-	6,611,880
	8.000%, 5/01/29 (Mandatory put 4/01/08)

3,250	Midland, Texas, Tax and Limited Pledge Revenue Bonds, Certificates of Obligation, Series 2000,	3/10 at 100.00	AAA	3,620,825
	6.100%, 3/01/27 - FGIC Insured

5,000	Port Corpus Christi Industrial Development Corporation, Texas, Environmental Facilities Revenue	5/07 at 102.00	BB-	5,277,050
	Bonds, CITGO Petroleum Corporation, Series 2003, 8.250%, 11/01/31 (Alternative Minimum Tax)

5,000	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/08 at 102.00	BBB	5,090,650
	Refining and Marketing Company Project, Series 1997A, 5.400%, 4/01/18

5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series	12/13 at 100.00	BBB	5,060,050
	2004, 6.000%, 12/01/34

2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company,	7/13 at 101.00	BBB	2,025,460
	Series 2003A, 5.800%, 7/01/22

	Utah - 1.7%

12,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1996D, 5.000%,	7/06 at 102.00	A+	12,144,120
	7/01/21

5,000	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1997B, 5.750%,	7/07 at 102.00	AAA	5,488,700
	7/01/19 - MBIA Insured

8,845	Intermountain Power Agency, Utah, Power Supply Revenue Refunding Bonds, Series 1993A, 5.500%,	1/05 at 101.00	A+***	8,963,788
	7/01/20

3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%, 4/01/35 -	4/14 at 100.00	AAA	3,684,201
	MBIA Insured

2,840	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	1/10 at 101.50	AAA	2,842,471
	7/01/30 (Alternative Minimum Tax)

	Virgin Islands - 0.1%

2,500	Virgin Islands Public Finance Authority, Refinery Revenue Bonds, Hovensa LLC, Series 2003, 6.125%,	1/14 at 100.00	BBB-	2,601,425
	7/01/22 (Alternative Minimum Tax)

	Virginia - 0.2%

3,245	Virginia Housing Development Authority, Multifamily Housing Bonds, Series 1997E, 5.600%, 11/01/17	1/08 at 102.00	AA+	3,386,774
	(Alternative Minimum Tax)

	Washington - 1.7%

12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	14,204,875
	2002B, 6.000%, 7/01/18 - AMBAC Insured

4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series 2003A,	7/13 at 100.00	Aaa	4,330,760
	5.500%, 7/01/17

3,700	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,270,837
	Series 2002, 6.625%, 6/01/32

	Washington, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
7,000	0.000%, 6/01/29 - MBIA Insured	No Opt. Call	AAA	1,725,010
16,195	0.000%, 6/01/30 - MBIA Insured	No Opt. Call	AAA	3,762,584

8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series 1989B,	No Opt. Call	Aaa	5,207,492
	0.000%, 7/01/14

	Wisconsin - 2.1%

	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
4,225	6.125%, 6/01/27	6/12 at 100.00	BBB	3,903,097
10,610	6.375%, 6/01/32	6/12 at 100.00	BBB	9,075,154

6,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A,	8/13 at 100.00	AAA	6,224,220
	5.125%, 8/01/22 - AMBAC Insured

11,800	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,	8/07 at 102.00	AAA	11,914,573
	Series 1997, 5.250%, 8/15/27 - MBIA Insured

3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	2/12 at 101.00	A	3,834,900
	Inc., Series 2002, 5.750%, 8/15/30

6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	A-	6,016,380
	Christian Charity HealthCare Ministry, Series 2003A, 5.875%, 9/01/33

$2,172,719	Total Long-Term Investments (cost $1,817,815,680) - 98.2%			1,880,016,580

	Short-Term Investments - 0.2%

4,000	Chester County Industrial Development Authority, Pennsylvania, Archdiocese of Philadelphia,		VMIG-1	4,000,000
	Variable Rate Demand Revenue Bonds, Series 2001, 1.140%, 7/01/31†

$4,000	Total Short-Term Investments (cost $4,000,000)			4,000,000

	Total Investments (cost $1,821,815,680) - 98.4%			1,884,016,580

	Other Assets Less Liabilities - 1.6%			31,192,212

	Net Assets - 100%			$1,915,208,792

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $1,818,890,864.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 97,689,161
	Depreciation	(32,563,445)

	Net unrealized appreciation of investments	$ 65,125,716

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.